INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Summarized Statement of Financial Position (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	£ 16,662	£ 11,803	£ 2,051	£ 161
Total current assets	22,671	155,921
Trade payables	8,310	15,245
Total current liabilities	20,134	54,679
Non-current
Tangible fixed assets	63,850	111,604	£ 17,904
Total non-current assets	68,747	131,778
Net assets	(44,200)	65,400
Emergent Entertainment PLC [Member]
Current
Cash and cash equivalents	2,964	1,759
Other current assets (excluding cash)	3,650	335
Total current assets	6,614	2,094
Trade payables	280	88
Other current liabilities (excluding trade payables)	74	1,494
Total current liabilities	354	1,582
Non-current
Tangible fixed assets	106	49
Investments and Other Non-Current Assets	11,596	56,000
Total non-current assets	11,702	56,049
Financial liabilities	4,809	2,807
Total non-current liabilities	4,809	2,807
Net assets	£ 13,153	£ 53,754